Non-current assets	12 Months Ended
Dec. 31, 2023
Non-current assets.
Non-current assets

12. Non-current assets

	Year ended December 31,
	2023	2022
	$’m	$’m
Customer receivables	29	—
Indirect tax assets	41	3
Other	—	1
	70	4

During the year ended December 31, 2023, a customer of the Group in Brazil, Grupo Petrópolis, filed for a court-supervised reorganization. This process concluded in October 2023 and as a result of the terms and conditions negotiated between the parties and subsequently ratified by the Brazilian court, the Group has de-recognized the amount receivable from Grupo Pétropolis previously held in trade and other receivables and recognized a non-current customer receivable, initially measured at fair value in accordance with IFRS 9 'Financial Instruments'. Other non-current customer receivables include amounts recognized during the year in respect of other contractual arrangements.

Non-current indirect taxes principally include indirect tax credits arising in the Americas which are expected to be utilized after more than one year from the reporting date.